Other income and expenses - LPC GmbH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Other income and expenses
Noncontrolling interests	€ 95	€ 193
LPC GmbH
Other income and expenses
Proportion of ownership interest in subsidiary	51.00%
Consideration for disposal of subsidiary	€ 213
Consideration to be paid over time	€ 200
Payment due period (in years)	4 years
Consideration outstanding	€ 100
Noncontrolling interests	(268)
Profit/(loss) allocated to non-controlling interest	€ (101)